Significant Accounting Policies (Details) - Schedule of property, plant and equipment are stated at cost less accumulated depreciation	12 Months Ended
Dec. 31, 2021
Computers, software and manufacturing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	3 years
Computers, software and manufacturing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	7 years
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	17 years